Loans Held for Investment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Composition of net loans held for investment by class
Loans, Total	$ 329,078	$ 366,567	$ 387,679
Less:
Less allowance for loan losses	(6,801)	(6,815)	(9,067)
Deferred loan (fees) costs, net	105	108
Net loans held for investment	322,382	359,860
Commercial Loan [Member] | Commercial [Member]
Composition of net loans held for investment by class
Loans, Total	41,390	45,907
Real estate - commercial [Member] | Commercial [Member]
Composition of net loans held for investment by class
Loans, Total	103,304	114,944
Other real estate construction loans [Member] | Commercial [Member]
Composition of net loans held for investment by class
Loans, Total	25,052	31,601
Real estate 1 - 4 family construction [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	3,080	5,543
Real estate - residential [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	93,927	101,847
Home equity [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	48,517	51,413
Consumer loans [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	12,986	14,710
Other loans [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	$ 822	$ 602